Related Parties Balances and Transactions (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016
Related Party Transaction [Line Items]
Balance beginning of the period / year				$ 6,500,000	$ 22,517	$ 22,517
Research and development incurred for the period / year		$ 25,150	$ 6,500,000	50,348	10,000,000	10,000,000
Balance as at the ended of the period / year	22,517	950,000		950,000		6,500,000
BioLite, Inc, [Member]
Related Party Transaction [Line Items]
Balance beginning of the period / year				6,500,000
Research and development incurred for the period / year						10,000,000
Repayment by cash and share				(6,500,000)		(3,500,000)
Balance as at the ended of the period / year						$ 6,500,000